NOTE 11 - Other Accounts Payable	12 Months Ended
Dec. 31, 2025
Notes
NOTE 11 - Other Accounts Payable:

NOTE 11 – Other Accounts Payable:

	As at December 31,
	2025	2024
Government institutions	411	492
Liability for Agricultural Research Organization	105	1,284
Employees	1,528	1,234
Advance payments from payment gateway	-	397
Others	129	202
Total	2,173	3,609